Property, plant and equipment - Summary of Impairment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	€ (3,233)	€ (915)	€ (756)
Impairment loss related to right-of-use assets	7,905	832	2,369
Intangible asset impairment	58	35	26
ZEGNA
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	688	595	623
Reversal of impairment loss related to property, plant and equipment		(44)	(1,379)
Impairment loss	(688)	(551)	(756)
Right-of-use assets, Impairment	3,404	268	3,113
Reversal of impairment loss recognized in right of use asset		0	(1,564)
Impairment loss related to right-of-use assets	3,404	268	1,549
Right-of-use assets, Impairment	58	37	28
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		(2)	(2)
Intangible asset impairment	58	35	26
Thom Browne
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	752	18	0
Impairment loss	(752)	(18)	0
Right-of-use assets, Impairment	2,205	0	820
Impairment loss related to right-of-use assets	2,205	0	820
Right-of-use assets, Impairment	0	0	0
Intangible asset impairment	0	0	€ 0
TFI Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	1,793	346
Impairment loss	(1,793)	(346)
Right-of-use assets, Impairment	2,296	564
Impairment loss related to right-of-use assets	2,296	564
Right-of-use assets, Impairment	0	0
Intangible asset impairment	€ 0	€ 0